Exhibit 99.1

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Citigroup Commercial Mortgage Securities Inc. (the “Depositor”)

Citi Real Estate Funding Inc.

Citigroup Global Markets Inc.

Goldman Sachs Mortgage Company

Goldman Sachs & Co. LLC

Goldman Sachs Bank USA

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

(collectively, the “Specified Parties”)

Re:	MHP Commercial Mortgage Trust 2021-STOR (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series 2021-STOR (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 12 July 2021. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be and should not be, used by anyone other than the Specified Parties. It is not intended to be and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

12 July 2021

Attachment A Page 1 of 5

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of certain componentized promissory notes evidencing a floating rate interest-only commercial mortgage loan (the “Mortgage Loan”) and
b.	The Mortgage Loan is secured primarily by first priority mortgages, deeds of trust or deeds to secure debt on the borrowers’ fee simple interests in 57 primarily self-storage properties located in 13 states (each, a “Property” and collectively, the “Properties”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan and Properties expected to be as of 14 July 2021 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. If more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 5

3.	Subsequent to the performance of the procedures described in the Items above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan and Properties as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Loan Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Loan Payment Date and
b.	Initial Maturity Date,

as shown on the Final Data File, we recalculated the “Original Term to Maturity (Months)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	The applicable Source Document(s) indicate that the Mortgage Loan is interest-only for the entire term, including during any extension period options. Based on this information, the Depositor instructed us to:
a.	Use the “Original Term to Maturity (Months),” as shown on the Final Data File, for the original interest-only period of the Mortgage Loan (the “Original IO Term (Months)”),
b.	Use “0” for the:
i.	Original amortization term of the Mortgage Loan (the “Original Amortization Term (Months)”) and
ii.	Remaining amortization term of the Mortgage Loan (the “Remaining Amortization Term (Months)”) and
c.	Use the “Mortgage Loan Original Balance” of the Mortgage Loan and each Property, as shown on the Final Data File, as:
i.	The principal balance of the Mortgage Loan and each Property as of the Reference Date (the “Mortgage Loan Cut-off Date Balance”) and
ii.	The principal balance of the Mortgage Loan and each Property as of the “Initial Maturity Date” of the Mortgage Loan (the “Mortgage Loan Balloon Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 5

7.	Using the “Mortgage Loan Cut-off Date Balance,” as shown on the Final Data File, we recalculated the “% of Mortgage Loan Cut-off Date Balance” of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Original Term to Maturity (Months),
b.	Original IO Term (Months) and
c.	Seasoning,

as shown on the Final Data File, we recalculated the:

i.	Remaining Term to Maturity (Months) and
ii.	Remaining IO Term (Months)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	Mortgage Loan Trust Margin,
b.	LIBOR Floor,
c.	LIBOR Rounding Methodology and
d.	LIBOR Cap,

as shown on the Final Data File, and a LIBOR assumption of 0.10000% provided by the Depositor, we recalculated the:

i.	Interest Rate and
ii.	Interest Rate at LIBOR Cap

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Mortgage Loan Original Balance,
b.	Interest Rate,
c.	Interest Rate at LIBOR Cap and
d.	Interest Calculation (30/360 / Actual/360),

as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mortgage Loan Monthly Debt Service Payment,
ii.	Mortgage Loan Annual Debt Service Payment and
iii.	Mortgage Loan Annual Debt Service Payment at LIBOR Cap

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly Debt Service Payment” of the Mortgage Loan as 1/12th of the product, rounded to two decimal places, of:

a.	The “Mortgage Loan Original Balance,” as shown on the Final Data File,
b.	The “Interest Rate,” as shown on the Final Data File, and
c.	365/360.

Attachment A Page 4 of 5

10. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service Payment” of the Mortgage Loan as twelve (12) times the “Mortgage Loan Monthly Debt Service Payment” of the Mortgage Loan, as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service Payment at LIBOR Cap” of the Mortgage Loan as the product, rounded to two decimal places, of:

a.	The “Mortgage Loan Original Balance,” as shown on the Final Data File,
b.	The “Interest Rate at LIBOR Cap,” as shown on the Final Data File, and
c.	365/360.

11.	Using the:
a.	Mortgage Loan Cut-off Date Balance,
b.	Mortgage Loan Balloon Balance,
c.	Mortgage Loan Annual Debt Service Payment,
d.	Mortgage Loan Annual Debt Service Payment at LIBOR Cap,
e.	Portfolio Appraised Value,
f.	Individual As-Is Appraised Value,
g.	UW Net Operating Income,
h.	UW Net Cash Flow,
i.	Total Unit Mix (Available SF) and
j.	Total Unit Mix (Available Units),

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Mortgage Loan Cut-off Date LTV,
ii.	Mortgage Loan Cut-off Date LTV (Sum of Individual As-Is Appraised Values),
iii.	Mortgage Loan Balloon LTV,
iv.	Mortgage Loan Balloon LTV (Sum of Individual As-Is Appraised Values),
v.	Mortgage Loan UW NOI Debt Yield,
vi.	Mortgage Loan UW NCF Debt Yield,
vii.	Mortgage Loan UW NOI DSCR at LIBOR Cap,
viii.	Mortgage Loan UW NCF DSCR at LIBOR Cap,
ix.	Mortgage Loan UW NOI DSCR,
x.	Mortgage Loan UW NCF DSCR,
xi.	Mortgage Loan Cut-off Date Balance per SF,
xii.	Mortgage Loan Cut-off Date Balance per Unit,
xiii.	Individual As-Is Appraised Value per SF and
xiv.	Portfolio Appraised Value per SF

of the Mortgage Loan and, with respect to xi., xii. and xiii. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through vi. above to the nearest 1/10th of one percent and
b.	Round the characteristics listed in vii. through x. above to two decimal places.

Attachment A Page 5 of 5
12.	Using the:
a.	2019 EGI,
b.	2020 EGI,
c.	TTM May-21 EGI,
d.	2021 Budget EGI,
e.	UW EGI and
f.	Total Unit Mix (Available SF),

as shown on the Final Data File, we recalculated the:

i.	2019 RevPAF,
ii.	2020 RevPAF,
iii.	TTM May-21 RevPAF,
iv.	2021 Budget RevPAF and
v.	UW RevPAF

of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan Source Documents:

Source Document Title	Source Document Date

Loan Agreement (see Note 1)	12 July 2021

Allocated Loan Amount Schedule	10 July 2021

Borrower Schedule (see Note 1)	11 July 2021

Cash Management Agreement (see Note 1)	11 July 2021

Guaranty Agreement (see Note 1)	6 July 2021

Environmental Indemnity Agreement (see Note 1)	6 July 2021

Non-Consolidation Opinion (see Note 1)	6 July 2021

Interest Rate Cap Bid Package	6 July 2021

Closing Statement (see Note 1)	12 July 2021

Property Source Documents:

Source Document Title	Source Document Date

Appraisal Reports	Various

Portfolio Appraisal Report	10 July 2021

USPS Internet Site (www. usps.com)	Not Applicable

Pro Forma Title Policies (see Note 1)	Not Dated

Assignment of Management Agreement (see Note 1)	6 July 2021

Management Agreement (see Note 1)	8 July 2021

Underwriter’s Summary Report	Not Dated

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents: (continued)

Source Document Title	Source Document Date

Self Storage Almanac	22 June 2021

GreenStreet Self Storage Outlook Reports	Various

PCA Matrix (see Note 1)	8 July 2021

ESA Matrix (see Note 1)	8 July 2021

Asset Summary Report	15 June 2021

Property Insurance Review Report (see Note 1)	12 July 2021

Note:

1.	The indicated Source Document(s) that were provided by the Depositor are draft document(s). For the purpose of the procedures described in this report, the Depositor instructed us to treat the indicated Source Document(s) as fully executed.

Exhibit 2 to Attachment A Page 1 of 6

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
Zip	USPS Internet Site (www.usps.com)
County	USPS Internet Site (www.usps.com)
MSA	Underwriter’s Summary Report
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Ownership Interest	Pro Forma Title Policy
Regular Unit Mix (Available Units)	Underwriter’s Summary Report
Climate Controlled Unit Mix (Available Units)	Underwriter’s Summary Report
Parking Unit Mix (Available Units)	Underwriter’s Summary Report
Commercial Parking Unit Mix (Available Units)	Underwriter’s Summary Report
Other Unit Mix (Available Units)	Underwriter’s Summary Report
Total Unit Mix (Available Units)	Underwriter’s Summary Report
Regular Unit Mix (Available SF)	Underwriter’s Summary Report
Climate Controlled Unit Mix (Available SF)	Underwriter’s Summary Report
Parking Unit Mix (Available SF)	Underwriter’s Summary Report
Commercial Parking Unit Mix (Available SF)	Underwriter’s Summary Report
Other Unit Mix (Available SF)	Underwriter’s Summary Report
Total Unit Mix (Available SF)	Underwriter’s Summary Report
Regular Unit Mix (Occupied Units)	Underwriter’s Summary Report
Climate Controlled Unit Mix (Occupied Units)	Underwriter’s Summary Report
Parking Unit Mix (Occupied Units)	Underwriter’s Summary Report
Commercial Parking Unit Mix (Occupied Units)	Underwriter’s Summary Report
Other Unit Mix (Occupied Units)	Underwriter’s Summary Report
Total Unit Mix (Occupied Units)	Underwriter’s Summary Report
Regular Unit Mix (Occupied SF)	Underwriter’s Summary Report
Climate Controlled Unit Mix (Occupied SF)	Underwriter’s Summary Report
Parking Unit Mix (Occupied SF)	Underwriter’s Summary Report
Commercial Parking Unit Mix (Occupied SF)	Underwriter’s Summary Report
Other Unit Mix (Occupied SF)	Underwriter’s Summary Report
Total Unit Mix (Occupied SF)	Underwriter’s Summary Report
UW Occupancy (based on Units)	Underwriter’s Summary Report
UW Occupancy (based on SF)	Underwriter’s Summary Report
Occupancy Date	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 2 of 6

Third Party Information:

Characteristic	Source Document(s)

Individual As-Is Appraised Value Date	Appraisal Report
Individual As-Is Appraised Value	Appraisal Report
Portfolio Appraised Value Date	Portfolio Appraisal Report
Portfolio Appraised Value	Portfolio Appraisal Report

Underwriting Information: (see Note 2)

Characteristic	Source Document(s)

2019 In-Place Storage Rent	Underwriter’s Summary Report
2020 In-Place Storage Rent	Underwriter’s Summary Report
TTM May-21 In-Place Storage Rent	Underwriter’s Summary Report
2021 Budget In-Place Storage Rent	Underwriter’s Summary Report
UW In-Place Storage Rent	Underwriter’s Summary Report
2019 Potential Income from Vacant Space	Underwriter’s Summary Report
2020 Potential Income from Vacant Space	Underwriter’s Summary Report
TTM May-21 Potential Income from Vacant Space	Underwriter’s Summary Report
2021 Budget Potential Income from Vacant Space	Underwriter’s Summary Report
UW Potential Income from Vacant Space	Underwriter’s Summary Report
2019 Economic Vacancy	Underwriter’s Summary Report
2020 Economic Vacancy	Underwriter’s Summary Report
TTM May-21 Economic Vacancy	Underwriter’s Summary Report
2021 Budget Economic Vacancy	Underwriter’s Summary Report
UW Economic Vacancy	Underwriter’s Summary Report
2019 Late Fees & Service Charges	Underwriter’s Summary Report
2020 Late Fees & Service Charges	Underwriter’s Summary Report
TTM May-21 Late Fees & Service Charges	Underwriter’s Summary Report
2021 Budget Late Fees & Service Charges	Underwriter’s Summary Report
UW Late Fees & Service Charges	Underwriter’s Summary Report
2019 Rental Discounts	Underwriter’s Summary Report
2020 Rental Discounts	Underwriter’s Summary Report
TTM May-21 Rental Discounts	Underwriter’s Summary Report
2021 Budget Rental Discounts	Underwriter’s Summary Report
UW Rental Discounts	Underwriter’s Summary Report
2019 Other Income	Underwriter’s Summary Report
2020 Other Income	Underwriter’s Summary Report
TTM May-21 Other Income	Underwriter’s Summary Report
2021 Budget Other Income	Underwriter’s Summary Report
UW Other Income	Underwriter’s Summary Report
2019 EGI	Underwriter’s Summary Report
2020 EGI	Underwriter’s Summary Report
TTM May-21 EGI	Underwriter’s Summary Report
2021 Budget EGI	Underwriter’s Summary Report
UW EGI	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 6

Underwriting Information: (continued)

Characteristic	Source Document(s)

2019 Management Fee	Underwriter’s Summary Report
2020 Management Fee	Underwriter’s Summary Report
TTM May-21 Management Fee	Underwriter’s Summary Report
2021 Budget Management Fee	Underwriter’s Summary Report
UW Management Fee	Underwriter’s Summary Report
2019 Utilities	Underwriter’s Summary Report
2020 Utilities	Underwriter’s Summary Report
TTM May-21 Utilities	Underwriter’s Summary Report
2021 Budget Utilities	Underwriter’s Summary Report
UW Utilities	Underwriter’s Summary Report
2019 Maintenance	Underwriter’s Summary Report
2020 Maintenance	Underwriter’s Summary Report
TTM May-21 Maintenance	Underwriter’s Summary Report
2021 Budget Maintenance	Underwriter’s Summary Report
UW Maintenance	Underwriter’s Summary Report
2019 Payroll	Underwriter’s Summary Report
2020 Payroll	Underwriter’s Summary Report
TTM May-21 Payroll	Underwriter’s Summary Report
2021 Budget Payroll	Underwriter’s Summary Report
UW Payroll	Underwriter’s Summary Report
2019 Marketing	Underwriter’s Summary Report
2020 Marketing	Underwriter’s Summary Report
TTM May-21 Marketing	Underwriter’s Summary Report
2021 Budget Marketing	Underwriter’s Summary Report
UW Marketing	Underwriter’s Summary Report
2019 General & Administrative	Underwriter’s Summary Report
2020 General & Administrative	Underwriter’s Summary Report
TTM May-21 General & Administrative	Underwriter’s Summary Report
2021 Budget General & Administrative	Underwriter’s Summary Report
UW General & Administrative	Underwriter’s Summary Report
2019 Cost of Sales	Underwriter’s Summary Report
2020 Cost of Sales	Underwriter’s Summary Report
TTM May-21 Cost of Sales	Underwriter’s Summary Report
2021 Budget Cost of Sales	Underwriter’s Summary Report
UW Cost of Sales	Underwriter’s Summary Report
2019 Insurance	Underwriter’s Summary Report
2020 Insurance	Underwriter’s Summary Report
TTM May-21 Insurance	Underwriter’s Summary Report
2021 Budget Insurance	Underwriter’s Summary Report
UW Insurance	Underwriter’s Summary Report
2019 Real Estate Taxes	Underwriter’s Summary Report
2020 Real Estate Taxes	Underwriter’s Summary Report
TTM May-21 Real Estate Taxes	Underwriter’s Summary Report
2021 Budget Real Estate Taxes	Underwriter’s Summary Report
UW Real Estate Taxes	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 4 of 6

Underwriting Information: (continued)

Characteristic	Source Document(s)

2019 Rent or Lease Expense	Underwriter’s Summary Report
2020 Rent or Lease Expense	Underwriter’s Summary Report
TTM May-21 Rent or Lease Expense	Underwriter’s Summary Report
2021 Budget Rent or Lease Expense	Underwriter’s Summary Report
UW Rent or Lease Expense	Underwriter’s Summary Report
2019 Total Expenses	Underwriter’s Summary Report
2020 Total Expenses	Underwriter’s Summary Report
TTM May-21 Total Expenses	Underwriter’s Summary Report
2021 Budget Total Expenses	Underwriter’s Summary Report
UW Total Expenses	Underwriter’s Summary Report
2019 Net Operating Income	Underwriter’s Summary Report
2020 Net Operating Income	Underwriter’s Summary Report
TTM May-21 Net Operating Income	Underwriter’s Summary Report
2021 Budget Net Operating Income	Underwriter’s Summary Report
UW Net Operating Income	Underwriter’s Summary Report
2019 Reserve	Underwriter’s Summary Report
2020 Reserve	Underwriter’s Summary Report
TTM May-21 Reserve	Underwriter’s Summary Report
2021 Budget Reserve	Underwriter’s Summary Report
UW Reserve	Underwriter’s Summary Report
2019 Net Cash Flow	Underwriter’s Summary Report
2020 Net Cash Flow	Underwriter’s Summary Report
TTM May-21 Net Cash Flow	Underwriter’s Summary Report
2021 Budget Net Cash Flow	Underwriter’s Summary Report
UW Net Cash Flow	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Initial Tax Escrow	Loan Agreement
Ongoing Tax Escrow Monthly	Loan Agreement
Tax Escrow Springing Conditions	Loan Agreement
Initial Insurance Escrow	Loan Agreement
Ongoing Insurance Escrow Monthly	Loan Agreement
Insurance Escrow Springing Conditions	Loan Agreement
Initial Cap Ex Escrow	Loan Agreement
Ongoing Cap Ex Escrow Monthly	Loan Agreement
Cap Ex Escrow Springing Conditions	Loan Agreement
Initial Immediate Repairs Escrow	Loan Agreement
Initial Other Escrow	Closing Statement
Ongoing Other Escrow Monthly	Loan Agreement
Other Escrow Description	Loan Agreement

Exhibit 2 to Attachment A Page 5 of 6

Mortgage Loan Information:

Characteristic	Source Document(s)

Mortgage Loan Original Balance	Allocated Loan Amount Schedule
Interest Calculation (30/360 / Actual/360)	Loan Agreement
Amort Type	Loan Agreement
Grace Period - Late Payment	Loan Agreement
Grace Period - Event of Default	Loan Agreement
First Loan Payment Date	Loan Agreement
Initial Maturity Date	Loan Agreement
Floating Rate Component Extensions	Loan Agreement
Fully Extended Maturity Date	Loan Agreement
Lockbox (see Note 3)	Loan Agreement
Cash Management Type (see Note 4)	Loan Agreement
Cash Management Trigger	Loan Agreement
Prepayment Provision (see Note 5)	Loan Agreement
Partial Release Allowed?	Loan Agreement
Borrower	Borrower Schedule
Guarantor	Guaranty Agreement
LIBOR Lookback days	Loan Agreement
LIBOR Rounding Methodology	Loan Agreement
LIBOR Cap Expiration Date	Interest Rate Cap Bid Package

Notes:

1.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

3.	For the purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “Soft” if the applicable Source Document(s) require the borrower(s) to deposit or cause the property manager to deposit all rents collected into a lockbox account controlled by the lender(s).

4.	For the purpose of comparing the “Cash Management Type” characteristic, the Depositor instructed us to use “Springing” if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to an account controlled by the borrower(s), and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to a cash management account controlled by the lender(s), and the funds are disbursed according to the applicable Source Document(s).

Exhibit 2 to Attachment A Page 6 of 6

Notes: (continued)

5.	The loan agreement Source Document contains the following language in section 7.4.2 Prepayment of the Loan on the Additional Property Outside Date:

“If Borrower has not acquired the Additional Property on or before the Additional Property Outside Date, the Additional Property Reserve Funds shall, notwithstanding anything contained in Article II hereof to the contrary, be applied to prepay the Loan as if the Additional Properties were subject to a release pursuant to Section 2.5.2 hereof, including, without limitation, application to the Free Prepayment Amount, if applicable, application to the Components in accordance with Section 2.4 and the payment of any Spread Maintenance Payments.”

For the purpose of comparing the “Prepayment Provision” characteristic, the Depositor instructed us to ignore the above language.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property ID
Property Name
Origination Date
Mortgage Loan Trust Margin
LIBOR Cap
LIBOR Floor
LIBOR Cap Provider
LIBOR Cap Provider Ratings (F/M/S)
Administrative Fee Rate (%)

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.